SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

20.    SUBSEQUENT EVENT

On April 25, 2023, the Company entered into a set of agreements with JD, pursuant to which the Company will issue 18,927,876 ordinary shares to JD in exchange for the usage of certain strategic resources for 3 years. JD holds, taking into account its existing shareholding, approximately 53.9% of the Company’s issued and outstanding shares upon the closing of this deal.